UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.0%

	Shares	Value
AUSTRALIA — 4.9%
Australia & New Zealand Banking Group	6,525	$154,350
Brambles	20,821	153,592
Coca-Cola Amatil	15,450	101,637
Fortescue Metals Group	27,295	125,080
James Hardie Industries	7,470	114,264
National Australia Bank	3,565	85,242
Telstra	32,764	107,245
TPG Telecom	15,850	70,988
Wesfarmers	5,240	170,388
Westpac Banking	6,880	174,777
Woolworths	7,010	149,425

		1,406,988

BELGIUM — 0.6%
KBC Group	2,110	174,138

BRAZIL — 3.0%
Banco do Brasil *	17,000	156,183
BB Seguridade Participacoes	12,800	112,271
CCR	27,300	149,211
Cielo	17,160	144,254
Duratex	44,400	113,664
Engie Brasil Energia	8,500	95,037
Lojas Americanas *	22,100	91,582

		862,202

CANADA — 9.9%
Alimentation Couche-Tard, Cl B	2,779	131,378
ARC Resources	6,586	90,531
Bank of Montreal	2,635	199,245
Bank of Nova Scotia	1,650	102,480
Canadian Imperial Bank of Commerce	2,010	173,941
Canadian Tire, Cl A	970	110,384
CGI Group, Cl A *	2,680	141,077
Constellation Software	280	150,383

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
CANADA — (continued)
Enbridge	3,530	$145,880
Encana	8,770	88,012
Fairfax Financial Holdings	223	106,014
First Quantum Minerals	14,295	157,519
Great-West Lifeco	5,490	156,198
Hydro One (A)	6,210	111,036
Peyto Exploration & Development	4,550	80,627
Power Financial	5,360	144,785
Royal Bank of Canada	1,690	125,694
Saputo	4,160	140,580
TELUS	3,900	140,432
Toronto-Dominion Bank	2,120	108,954
Vermilion Energy	3,261	107,070
Yamana Gold	43,500	113,050

		2,825,270

CHINA — 5.5%
AviChina Industry & Technology, Cl H	183,000	112,235
China Communications Services, Cl H	182,000	99,038
China Everbright Bank, Cl H	226,000	109,670
China Galaxy Securities, Cl H	147,500	130,122
China Mobile	9,500	101,871
China Overseas Land & Investment	36,000	122,149
CNOOC	113,000	126,453
Haitong Securities, Cl H	97,200	155,069
Hengan International Group	17,000	129,728
NetEase ADR	290	90,271
PetroChina, Cl H	124,000	79,860
Tencent Holdings	7,900	317,006

		1,573,472

DENMARK — 1.5%
Genmab *	645	146,125
Novo Nordisk, Cl B	2,560	108,810
Pandora	1,430	163,910

		418,845

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINLAND — 0.5%
Nokian Renkaat	3,370	$136,996

FRANCE — 3.2%
Ingenico Group	812	84,840
LVMH Moet Hennessy Louis Vuitton	650	163,002
Sanofi	2,125	202,233
Societe BIC	1,000	116,803
Sodexo	1,180	138,885
TOTAL	3,948	199,964

		905,727

GERMANY — 3.2%
BASF	2,030	192,881
Brenntag	2,813	159,010
Fresenius & KGaA	1,120	94,322
GEA Group	2,638	106,819
Muenchener Rueckversicherungs-Gesellschaft	892	190,877
ProSiebenSat.1 Media	4,170	166,420

		910,329

HONG KONG — 2.0%
AIA Group	16,800	132,397
HKT Trust & HKT	83,000	108,823
MGM China Holdings	68,800	135,483
PCCW	139,000	78,308
Sino Land	74,000	122,225

		577,236

INDONESIA — 1.9%
AKR Corporindo	328,300	170,014
Perusahaan Gas Negara Persero	810,000	136,783
Surya Citra Media	620,900	109,977
Waskita Karya Persero	759,200	136,182

		552,956

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

ISRAEL — 0.3%
Bezeq The Israeli Telecommunication	64,600	$95,905

JAPAN — 19.9%
Acom *	29,600	125,906
Asics	7,000	127,146
Dai-ichi Life Holdings	17,400	300,931
Dentsu	2,600	121,417
FamilyMart UNY Holdings	2,400	134,232
FUJIFILM Holdings	2,100	77,029
Hachijuni Bank	16,000	101,507
Hamamatsu Photonics	2,600	82,592
Hiroshima Bank	29,000	123,879
Japan Prime Realty Investment ‡	28	105,037
JTEKT	7,400	105,480
Kakaku.com	8,500	119,775
Kawasaki Heavy Industries	47,000	149,726
KDDI	7,300	192,914
Keyence	300	138,522
Kikkoman	4,000	122,358
Konica Minolta	10,300	85,200
Lawson	1,900	129,137
M3	4,100	110,390
MEIJI Holdings	1,600	127,282
Mitsubishi Electric	9,500	147,063
Mitsubishi Estate	4,800	87,142
Mitsubishi Materials	4,300	144,378
Mitsubishi UFJ Lease & Finance	34,600	184,124
Nagoya Railroad	28,000	128,223
NGK Spark Plug	6,600	133,559
Nippon Yusen *	59,000	112,666
NSK	11,300	146,038
NTT Data	13,000	141,536
Olympus	2,200	79,841
Omron	1,900	94,746
Park24	5,000	126,250
Santen Pharmaceutical	8,000	112,729
Subaru	5,300	191,576

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — (continued)
Sumitomo Electric Industries	7,000	$113,240
Sumitomo Mitsui Financial Group	3,700	140,472
Sumitomo Mitsui Trust Holdings	5,700	209,130
Suruga Bank	3,300	79,502
T&D Holdings	11,500	169,854
TDK	3,100	223,042
Toray Industries	19,400	175,047
TOTO	3,500	140,798

		5,661,416

MALAYSIA — 1.2%
Lafarge Malaysia	63,600	84,820
Petronas Gas	18,800	82,287
Westports Holdings	194,100	169,098

		336,205

MEXICO — 1.0%
Gentera	93,300	141,133
Grupo Carso	34,200	142,478

		283,611

NETHERLANDS — 1.2%
ASML Holding	1,200	181,306
Koninklijke Ahold Delhaize	8,460	172,505

		353,811

NEW ZEALAND — 0.5%
Auckland International Airport	28,330	147,833

NORWAY — 2.6%
DNB ASA	10,181	199,203
Gjensidige Forsikring	6,848	118,042
Marine Harvest *	10,194	189,007
Schibsted, Cl A	5,700	144,783
Telenor	4,478	89,148

		740,183

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

PHILIPPINES — 1.5%
Aboitiz Power	172,400	$133,246
Ayala	7,490	128,396
Universal Robina	50,360	160,681

		422,323

PORTUGAL — 0.4%
Galp Energia SGPS	7,230	115,417

SINGAPORE — 1.1%
SATS	36,400	129,540
Singapore Telecommunications	29,400	85,999
StarHub	47,800	96,150

		311,689

SOUTH AFRICA — 3.4%
Brait *	34,300	163,548
Mr Price Group	11,201	146,981
Naspers, Cl N	855	188,481
Nedbank Group	8,520	141,467
Netcare	46,280	86,114
Sasol	4,885	146,993
Truworths International	14,400	82,512

		956,096

SOUTH KOREA — 0.8%
Lotte Chemical	379	124,973
Samsung Biologics * (A)	374	90,906

		215,879

SWEDEN — 3.0%
Hennes & Mauritz, Cl B	7,820	203,498
Skanska, Cl B	7,097	161,083
Svenska Handelsbanken, Cl A	20,790	308,931
Swedbank	6,738	175,592

		849,104

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND — 3.7%
Nestle	3,973	$336,419
Novartis	3,321	283,620
Roche Holding	1,318	334,537
Vifor Pharma	900	96,357

		1,050,933

TAIWAN — 4.1%
Advanced Semiconductor Engineering	59,000	79,330
Advantech	24,199	183,124
Asustek Computer	11,000	102,366
Delta Electronics	13,000	69,100
Formosa Chemicals & Fibre	44,000	132,603
Giant Manufacturing	18,000	88,821
Lite-On Technology	48,000	77,654
Shin Kong Financial Holding	509,000	136,034
Taiwan Semiconductor Manufacturing ADR	6,245	224,570
Vanguard International Semiconductor	43,000	80,601

		1,174,203

THAILAND — 0.8%
Berli Jucker	94,000	130,648
Delta Electronics Thailand	30,800	82,145

		212,793

UNITED KINGDOM — 10.3%
Ashtead Group	6,640	142,601
Babcock International Group	11,150	124,139
BHP Billiton	10,613	192,806
BP	36,454	214,249
BT Group, Cl A	19,300	79,768
Compass Group	5,103	108,785
Ferguson	1,630	97,282
GKN	32,540	137,921
GlaxoSmithKline	9,280	185,289
HSBC Holdings	18,517	184,799
Imperial Brands	3,004	123,563
ITV	45,940	104,778

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — (continued)
Johnson Matthey	3,282	$121,584
Provident Financial	4,750	129,126
Royal Dutch Shell, Cl A	13,242	372,372
Tate & Lyle	16,200	143,522
Unilever	2,518	143,457
Weir Group	6,060	146,523
WPP	9,120	185,882

		2,938,446

TOTAL COMMON STOCK
(Cost $24,665,733)		26,210,006

PREFERRED STOCK — 3.2%

BRAZIL — 2.6%
Centrais Eletricas Brasileiras *	15,900	85,529
Cia Brasileira de Distribuicao *	6,300	147,128
Itau Unibanco Holding	16,600	198,403
Itausa - Investimentos Itau	66,900	198,452
Petroleo Brasileiro *	27,600	117,466

		746,978

SOUTH KOREA — 0.6%
Samsung Electronics	93	160,478

TOTAL PREFERRED STOCK
(Cost $863,525)		907,456

EXCHANGE TRADED FUNDS — 1.1%

iShares EURO STOXX Banks 30-15 UCITS ETF DE	8,600	133,738

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

EXCHANGE TRADED FUNDS — continued

	Shares	Value
VanEck Vectors Russia ETF	8,787	$175,828

TOTAL EXCHANGE TRADED FUNDS
(Cost $281,097)		309,566

TOTAL INVESTMENTS — 96.3%
(Cost $25,810,355)†		$27,427,028

Percentages are based on Net Assets of $28,484,539.

The outstanding forward foreign currency contracts held by the Fund at July 31, 2017 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Northern Trust	08/21/17	BRL	880,000	USD	273,632	$(6,802)
Northern Trust	08/04/17 - 10/10/17	CAD	1,853,500	USD	1,390,736	(92,374)
Northern Trust	08/07/17	GBP	244,000	USD	316,575	(5,172)
Northern Trust	09/07/17	JPY	109,000,000	USD	990,774	2,370
Northern Trust	08/09/17	JPY	132,003,000	USD	1,178,419	(16,805)
Northern Trust	08/21/17	KRW	274,000,000	USD	238,842	(5,634)
Northern Trust	08/22/17 - 09/07/17	NOK	4,096,000	USD	485,380	(33,533)
Northern Trust	08/07/17	SEK	2,516,000	USD	286,600	(24,594)
Northern Trust	10/10/17	USD	237,073	MXN	4,397,000	6,548
Northern Trust	08/21/17	USD	237,351	KRW	274,000,000	7,125
Northern Trust	08/21/17	USD	270,005	BRL	880,000	10,429
Northern Trust	10/10/17	USD	544,780	CHF	521,000	(2,158)
Northern Trust	09/07/17	USD	823,665	JPY	93,000,000	19,651
Northern Trust	08/07/17 - 09/07/17	USD	1,162,061	GBP	896,000	20,174

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Northern Trust	08/07/17 - 09/07/17	USD	3,775,635	EUR	3,373,500	$207,573
Northern Trust	08/07/17	ZAR	3,550,000	USD	261,437	(7,307)

						$79,491

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $25,810,355, and the unrealized appreciation and depreciation were $2,027,401 and $(410,728) respectively.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DE — Germany

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

UCITS — Undertakings for Collective Investment in Transferable Securities

ZAR — South African Rand

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$1,406,988	$—	$—	$1,406,988
Belgium	174,138	—	—	174,138
Brazil	862,202	—	—	862,202
Canada	2,825,270	—	—	2,825,270
China	1,573,472	—	—	1,573,472
Denmark	418,845	—	—	418,845

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Finland	$136,996	$—	$—	$136,996
France	905,727	—	—	905,727
Germany	910,329	—	—	910,329
Hong Kong	577,236	—	—	577,236
Indonesia	552,956	—	—	552,956
Israel	95,905	—	—	95,905
Japan	5,661,416	—	—	5,661,416
Malaysia	336,205	—	—	336,205
Mexico	283,611	—	—	283,611
Netherlands	353,811	—	—	353,811
New Zealand	147,833	—	—	147,833
Norway	740,183	—	—	740,183
Philippines	422,323	—	—	422,323
Portugal	115,417	—	—	115,417
Singapore	311,689	—	—	311,689
South Africa	956,096	—	—	956,096
South Korea	215,879	—	—	215,879
Sweden	849,104	—	—	849,104
Switzerland	1,050,933	—	—	1,050,933
Taiwan	1,174,203	—	—	1,174,203
Thailand	212,793	—	—	212,793
United Kingdom	2,938,446	—	—	2,938,446

Total Common Stock	26,210,006	—	—	26,210,006

Preferred Stock	907,456	—	—	907,456
Exchange Traded Funds	309,566	—	—	309,566

Total Investments in Securities	$27,427,028	$—	$—	$27,427,028

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts^
Unrealized Appreciation	$—	$273,870	$—	$273,870
Unrealized Depreciation	—	(194,379)	—	(194,379)
Total Other Financial

Instruments	$—	$79,491	$—	$79,491

^	Forwards contracts are value at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to event occurring after the close of the exchange or market on which the investment was principally traded. As of July, 31, 2017, there

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL EQUITY FUND JULY 31, 2017
(Unaudited)

were no transfers from Level 1 to Level 2. As of July 31, 2017, securities with a total value of $128,396 transferred from Level 2 to Level 1 since the prior year end, primarily due to the application of the fair value at the prior year end. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2017. All other transfers were considered to have occurred as of the end of the year. For the period ended July 31, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

RSQ-QH-001-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017